Organization and Business (Details) - USD ($)		12 Months Ended
	Nov. 29, 2022	Jun. 30, 2025	Jun. 30, 2024	Oct. 18, 2022
Organization and Business [Line Items]
Incorporation date		Oct. 18, 2022
Common shares, issued		1,775,000
Total consideration (in Dollars)		$ 200
OAPLT [Member]
Organization and Business [Line Items]
Percentage of issued and outstanding	100.00%
Undesignated Preference Shares [Member]
Organization and Business [Line Items]
Shares authorized to issue		50,000,000	50,000,000
Common shares, issued
Issue price per share (in Dollars per share)		$ 0.0002	$ 0.0002
Class A Common Shares [Member]
Organization and Business [Line Items]
Shares authorized to issue		20,000,000	20,000,000
Common shares, issued		9,400,000	9,400,000
Issue price per share (in Dollars per share)		$ 0.0002	$ 0.0002
Class A Common Shares [Member] | Chief Executive Officer (“CEO”) [Member]
Organization and Business [Line Items]
Common shares, issued		650,000		650,000
Class B Common Shares [Member]
Organization and Business [Line Items]
Shares authorized to issue		430,000,000	430,000,000
Common shares, issued		4,975,000	4,475,000
Issue price per share (in Dollars per share)		$ 0.0002	$ 0.0002
Class B Common Shares [Member] | Individuals [Member]
Organization and Business [Line Items]
Common shares, issued		350,000